Note 5. Premises and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
5.	PREMISES AND EQUIPMENT

Premises and equipment are summarized as follows:

	2011	2010
Land and improvements	$1,773,152	$1,822,652
Building and improvements	5,585,438	5,748,286
Leasehold improvements	78,761	78,761
Furniture, fixtures and equipment	3,663,764	3,638,390
	11,101,115	11,288,089
Less accumulated depreciation	(5,640,521)	(5,536,549)
Total	$5,460,594	$5,751,540

Depreciation expense charged to operations was $293,000 for 2011, $329,000 for 2010, and $392,000 for 2009.